Related party transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Food and paper	$ (1,606,076)	$ (1,498,853)	$ (1,457,720)
Occupancy and other operating expenses	(1,300,420)	(1,238,220)	(1,154,334)
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Food and paper	(359,119)	(338,543)	(319,232)
Occupancy and other operating expenses	(12,039)	(10,893)	(9,590)
Related party | Axionlog Distribution B.V. | Distribution fees
Related Party Transaction [Line Items]
Food and paper	(73,711)	(67,296)	(65,342)
Related party | Axionlog Distribution B.V. | Supplier purchases
Related Party Transaction [Line Items]
Food and paper	$ (285,408)	$ (271,247)	$ (253,890)